Annual Fund Operating Expenses - Schwab International Dividend Equity ETF - Schwab International Dividend Equity ETF	Feb. 28, 2025 [1]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.08%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.08%

[1]	The information in the table has been restated to reflect current fees and expenses.